2006

Nationwide® Variable Account-8

December 31, 2006

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

APO–4739–12/06

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 322,560 shares (cost $2,080,142)	$2,783,689

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 494,687 shares (cost $4,640,649)	5,006,231

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 90,679 shares (cost $608,768)	917,675

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 4,848 shares (cost $47,682)	48,673

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 702,633 shares (cost $5,136,985)	6,141,010

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 6,157 shares (cost $98,652)	104,668

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 27,679 shares (cost $414,004)	514,551

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 92,154 shares (cost $3,169,489)	2,621,790

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 72,867 shares (cost $2,533,199)	3,100,485

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 357,883 shares (cost $4,035,073)	4,040,494

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 447,355 shares (cost $10,119,907)	11,680,433

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 449,073 shares (cost $19,204,344)	16,040,877

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 255,266 shares (cost $1,571,952)	1,613,279

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 115,782 shares (cost $2,212,131)	2,762,552

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 27,135 shares (cost $512,579)	646,638

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 541,913 shares (cost $13,045,813)	17,005,214

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 90,098 shares (cost $1,546,923)	1,634,376

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 16,147 shares (cost $209,196)	216,694

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 27,280 shares (cost $362,215)	477,675

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 95,129 shares (cost $744,278)	759,128

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 530 shares (cost $2,067)	2,270

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 1,479 shares (cost $5,425)	6,375

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 1,034,986 shares (cost $12,335,219)	$11,747,097

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 76,934 shares (cost $991,430)	934,744

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 1,092 shares (cost $6,621)	13,184

Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 28,656 shares (cost $266,294)	346,170

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 47,661 shares (cost $539,481)	643,900

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 140,303 shares (cost $1,442,850)	1,468,972

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 309,205 shares (cost $3,365,322)	3,797,037

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 210,120 shares (cost $2,299,457)	2,752,565

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 225,251 shares (cost $2,348,447)	2,556,602

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 49,872 shares (cost $1,753,787)	1,488,173

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 406,031 shares (cost $5,624,829)	7,548,123

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 8,911,126 shares (cost $8,911,126)	8,911,126

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 581,415 shares (cost $6,120,193)	7,744,449

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 70,419 shares (cost $949,701)	1,155,580

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 251,509 shares (cost $2,643,084)	3,131,285

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 160,809 shares (cost $3,304,072)	4,018,621

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal) 94,458 shares (cost $996,031)	1,184,508

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 50,264 shares (cost $592,995)	799,204

Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 19,799 shares (cost $249,478)	314,610

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 83,641 shares (cost $1,819,306)	2,501,694

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 9,897 shares (cost $35,450)	43,053

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 198,216 shares (cost $997,879)	846,381

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 13,441 shares (cost $477,612)	682,791

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 57,248 shares (cost $1,495,988)	2,897,313

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 6,015 shares (cost $162,314)	189,828

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Legg Mason Partners Variable Portfolios I, Inc. – All Cap Portfolio – Class I (LMVPAllCap) 703,909 shares (cost $10,771,816)	$13,740,308

Legg Mason Partners Variable Portfolios I, Inc. – Global High Yield Bond Portfolio Class I (LMVPGlbHgYld) 271,970 shares (cost $2,458,122)	2,673,466

Legg Mason Partners Variable Portfolios I, Inc. – Investors Portfolio – Class I (LMVPInv) 372,093 shares (cost $4,731,035)	6,158,140

Legg Mason Partners Variable Portfolios I, Inc. – Total Return Portfolio – Class I (LMVPTotRtr) 272,652 shares (cost $2,851,700)	3,348,166

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 35,138 shares (cost $460,856)	692,578

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 127,052 shares (cost $2,584,186)	2,955,237

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 46,757 shares (cost $791,509)	989,378

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 1,787 shares (cost $25,854)	29,864

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non- Service Shares (OppCapAp) 203,013 shares (cost $7,846,816)	8,410,842

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 408,064 shares (cost $8,152,809)	10,111,835

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 104,460 shares (cost $5,293,499)	5,311,788

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 18,409 shares (cost $350,318)	459,478

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 73,934 shares (cost $893,038)	1,846,870

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 8,889 shares (cost $264,685)	290,759

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 8,760 shares (cost $113,534)	286,534

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 12,264 shares (cost $104,277)	109,393

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 92,158 shares (cost $1,703,279)	2,705,748

Total investments	205,962,171

Accounts receivable	–

Total assets	205,962,171

Accounts payable	764

Contract owners’ equity (note 4)	$205,961,407

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	ACVPIncGr	ACVPInt	ACVPInt3	ACVPUltra	ACVPVal	CSTLCapV	DrySmCapIxS
Reinvested dividends	$3,433,364	49,945	81,566	12,541	–	83,037	1,217	2,210
Mortality and expense risk charges (note 2)	(2,935,058)	(38,082)	(68,572)	(11,343)	(671)	(83,646)	(1,749)	(8,033)

Net investment income (loss)	498,306	11,863	12,994	1,198	(671)	(609)	(532)	(5,823)

Proceeds from mutual fund shares sold	40,084,566	390,427	1,023,487	102,015	18,191	1,151,680	128,949	147,606
Cost of mutual fund shares sold	(41,252,047)	(368,089)	(1,307,378)	(57,899)	(16,837)	(1,005,214)	(98,863)	(105,767)

Realized gain (loss) on investments	(1,167,481)	22,338	(283,891)	44,116	1,354	146,466	30,086	41,839
Change in unrealized gain (loss) on investments	17,671,243	354,986	1,298,924	124,629	(2,741)	261,175	(8,184)	14,786

Net gain (loss) on investments	16,503,762	377,324	1,015,033	168,745	(1,387)	407,641	21,902	56,625

Reinvested capital gains	5,276,078	–	–	–	–	523,808	–	12,533

Net increase (decrease) in contract owners’equity resulting from operations	$22,278,146	389,187	1,028,027	169,943	(2,058)	930,840	21,370	63,335

Investment activity:	DrySRGro	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPOvSR
Reinvested dividends	$2,897	50,645	179,581	358,304	49,451	121,760	22,806	4,022
Mortality and expense risk charges (note 2)	(37,304)	(44,304)	(60,536)	(161,131)	(239,662)	(23,793)	(39,782)	(8,149)

Net investment income (loss)	(34,407)	6,341	119,045	197,173	(190,211)	97,967	(16,976)	(4,127)

Proceeds from mutual fund shares sold	417,712	754,778	642,121	2,072,865	2,997,165	347,633	513,852	170,575
Cost of mutual fund shares sold	(642,472)	(803,382)	(645,199)	(1,993,817)	(4,493,642)	(357,923)	(554,676)	(125,714)

Realized gain (loss) on investments	(224,760)	(48,604)	(3,078)	79,048	(1,496,477)	(10,290)	(40,824)	44,861
Change in unrealized gain (loss) on investments	449,372	472,468	(3,155)	281,983	2,539,188	66,210	459,602	43,233

Net gain (loss) on investments	224,612	423,864	(6,233)	361,031	1,042,711	55,920	418,778	88,094

Reinvested capital gains	–	–	–	1,371,748	–	–	17,753	3,023

Net increase (decrease) in contract owners’equity resulting from operations	$190,205	430,205	112,812	1,929,952	852,500	153,887	419,555	86,990

								(Continued )

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPConS	FidVIPGrOpS	FidVIPVaIS	GVITEmMrkts3	GVITFHiInc	GVITGlTech	GVITGlTech3	GVITGvtBd
Reinvested dividends	$188,980	10,861	1,395	3,023	60,815	–	–	497,332
Mortality and expense risk charges (note 2)	(240,675)	(24,167)	(3,752)	(5,859)	(11,857)	(28)	(81)	(171,825)

Net investment income (loss)	(51,695)	(13,306)	(2,357)	(2,836)	48,958	(28)	(81)	325,507

Proceeds from mutual fund shares sold	2,638,309	323,676	101,484	158,055	250,579	44	91	2,178,792
Cost of mutual fund shares sold	(2,083,607)	(391,861)	(104,515)	(119,647)	(233,375)	(48)	(81)	(2,271,213)

Realized gain (loss) on investments	554,702	(68,185)	(3,031)	38,408	17,204	(4)	10	(92,421)
Change in unrealized gain (loss) on investments	(248,500)	136,757	(7,741)	72,345	7,567	233	629	(112,755)

Net gain (loss) on investments	306,202	68,572	(10,772)	110,753	24,771	229	639	(205,176)

Reinvested capital gains	1,368,777	–	46,611	5,181	–	–	–	93,875

Net increase (decrease) in contract owners’equity resulting from operations	$1,623,284	55,266	33,482	113,098	73,729	201	558	214,206

Investment activity:	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2
Reinvested dividends	$482	132	3,601	13,216	44,673	87,096	54,986	72,398
Mortality and expense risk charges (note 2)	(13,530)	(161)	(4,343)	(10,067)	(20,832)	(50,970)	(35,100)	(38,144)

Net investment income (loss)	(13,048)	(29)	(742)	3,149	23,841	36,126	19,886	34,254

Proceeds from mutual fund shares sold	160,133	673	135,346	220,017	224,747	701,308	239,378	477,864
Cost of mutual fund shares sold	(337,354)	(413)	(91,038)	(182,474)	(218,330)	(558,551)	(164,302)	(398,437)

Realized gain (loss) on investments	(177,221)	260	44,308	37,543	6,417	142,757	75,076	79,427
Change in unrealized gain (loss) on investments	231,616	2,932	33,315	47,406	23,328	135,649	182,627	32,182

Net gain (loss) on investments	54,395	3,192	77,623	84,949	29,745	278,406	257,703	111,609

Reinvested capital gains	–	27	803	10,825	13,833	31,935	30,333	35,592

Net increase (decrease) in contract owners’equity resulting from operations	$41,347	3,190	77,684	98,923	67,419	346,467	307,922	181,455

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITVKVal
Reinvested dividends	$–	89,297	381,300	83,411	–	14,114	4,355	19,659
Mortality and expense risk charges (note 2)	(23,017)	(111,863)	(121,002)	(109,881)	(19,214)	(45,563)	(61,425)	(16,231)

Net investment income (loss)	(23,017)	(22,566)	260,298	(26,470)	(19,214)	(31,449)	(57,070)	3,428

Proceeds from mutual fund shares sold	425,542	1,438,650	2,042,712	1,491,624	449,086	674,803	1,180,082	252,067
Cost of mutual fund shares sold	(651,790)	(1,140,283)	(2,042,712)	(1,405,483)	(559,383)	(581,646)	(1,126,510)	(248,887)

Realized gain (loss) on investments	(226,248)	298,367	–	86,141	(110,297)	93,157	53,572	3,180
Change in unrealized gain (loss)on investments	387,678	235,676	–	830,486	136,350	148,636	362,169	98,164

Net gain (loss) on investments	161,430	534,043	–	916,627	26,053	241,793	415,741	101,344

Reinvested capital gains	–	111,091	–	–	–	240,906	82,562	51,084

Net increase (decrease) in contract owners’ equity resulting from operations	$138,413	622,568	260,298	890,157	6,839	451,250	441,233	155,856

Investment activity:	GVITWLead	GVITWLead3	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JPMSTMidCap
Reinvested dividends	$6,776	2,723	3,475	–	–	11,198	48,904	1,238
Mortality and expense risk charges (note 2)	(11,309)	(4,418)	(34,778)	(554)	(12,258)	(7,027)	(36,898)	(2,736)

Net investment income (loss)	(4,533)	(1,695)	(31,303)	(554)	(12,258)	4,171	12,006	(1,498)

Proceeds from mutual fund shares sold	219,487	146,335	319,658	5,569	129,442	139,938	482,830	73,943
Cost of mutual fund shares sold	(213,159)	(96,023)	(305,054)	(4,746)	(252,122)	(56,129)	(355,068)	(64,240)

Realized gain (loss) on investments	6,328	50,312	14,604	823	(122,680)	83,809	127,762	9,703
Change in unrealized gain (loss)on investments	168,676	18,631	197,759	2,653	180,800	99,555	824,970	14,110

Net gain (loss) on investments	175,004	68,943	212,363	3,476	58,120	183,364	952,732	23,813

Reinvested capital gains	–	–	–	–	–	–	–	5,004

Net increase (decrease) in contract owners’ equity resulting from operations	$170,471	67,248	181,060	2,922	45,862	187,535	964,738	27,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	LMVPAllCap	LMVPGlbHgYld	LMVPInv	LMVPTotRtr	NBAMTGuard	NBAMTMCGr	NBAMTPart	NBAMSocRes
Reinvested dividends	$176,828	152,568	95,455	68,165	5,050	–	6,777	41
Mortality and expense risk charges (note 2)	(191,909)	(38,247)	(85,160)	(50,692)	(10,530)	(43,682)	(13,726)	(342)

Net investment income (loss)	(15,081)	114,321	10,295	17,473	(5,480)	(43,682)	(6,949)	(301)

Proceeds from mutual fund shares sold	2,345,484	427,435	860,386	931,170	154,572	841,233	190,746	8,696
Cost of mutual fund shares sold	(1,975,568)	(377,236)	(763,277)	(817,086)	(133,010)	(1,099,701)	(133,463)	(7,923)

Realized gain (loss) on investments	369,916	50,199	97,109	114,084	21,562	(258,468)	57,283	773
Change in unrealized gain (loss)on investments	1,245,352	57,605	681,793	179,797	68,614	681,595	(55,179)	2,392

Net gain (loss) on investments	1,615,268	107,804	778,902	293,881	90,176	423,127	2,104	3,165

Reinvested capital gains	479,255	15,255	136,591	59,479	–	–	104,377	290

Net increase (decrease) in contract owners’ equity resulting from operations	$2,079,442	237,380	925,788	370,833	84,696	379,445	99,532	3,154

Investment activity:	OppCapAp	OppMSt	OppMidCap	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKEmMkt
Reinvested dividends	$34,615	115,449	–	2,662	11,162	167	189	9,927
Mortality and expense risk charges (note 2)	(125,690)	(141,767)	(81,692)	(5,439)	(24,586)	(3,738)	(3,996)	(1,625)

Net investment income (loss)	(91,075)	(26,318)	(81,692)	(2,777)	(13,424)	(3,571)	(3,807)	8,302

Proceeds from mutual fund shares sold	1,894,988	1,443,729	1,124,241	238,783	405,753	132,982	37,734	27,335
Cost of mutual fund shares sold	(2,400,285)	(1,524,649)	(2,261,950)	(133,374)	(245,967)	(99,954)	(14,227)	(23,662)

Realized gain (loss) on investments	(505,297)	(80,920)	(1,137,709)	105,409	159,786	33,028	23,507	3,673
Change in unrealized gain (loss)on investments	1,149,280	1,374,171	1,302,776	(19,421)	226,346	(4,250)	21,439	(4,462)

Net gain (loss) on investments	643,983	1,293,251	165,067	85,988	386,132	28,778	44,946	(789)

Reinvested capital gains	–	–	–	41,909	175,731	14,202	16,100	2,156

Net increase (decrease) in contract owners’ equity resulting from operations	$552,908	1,266,933	83,375	125,120	548,439	39,409	57,239	9,669

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKUSRealEst
Reinvested dividends	$28,887
Mortality and expense risk charges (note 2)	(35,915)

Net investment income (loss)	(7,028)

Proceeds from mutual fund shares sold	857,979
Cost of mutual fund shares sold	(405,362)

Realized gain (loss) on investments	452,617
Change in unrealized gain (loss) on investments	167,016

Net gain (loss) on investments	619,633

Reinvested capital gains	173,429

Net increase (decrease) in contract owners’ equity resulting from operations	$786,034

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		ACVPIncGr		ACVPInt		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$498,306	(41,761)	11,863	15,505	12,994	(10,511)	1,198	(2,245)
Realized gain (loss) on investments	(1,167,481)	(3,441,356)	22,338	(26,243)	(283,891)	(298,977)	44,116	10,149
Change in unrealized gain (loss) on investments	17,671,243	13,541,710	354,986	96,614	1,298,924	832,924	124,629	64,986
Reinvested capital gains	5,276,078	2,901,898	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	22,278,146	12,960,491	389,187	85,876	1,028,027	523,436	169,943	72,890

Equity transactions:
Purchase payments received from contract owners (note 3)	2,400,591	3,283,852	12,873	19,872	–	–	31,536	48,729
Transfers between funds	–	–	2,382	(40,837)	(105,019)	(132,585)	38,242	137,868
Redemptions (note 3)	(31,061,407)	(20,205,362)	(302,775)	(187,710)	(839,732)	(329,738)	(48,118)	(20,814)
Annuity benefits	(101,082)	(96,516)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(32,013)	(41,586)	(386)	(517)	(444)	(846)	(82)	(87)
Contingent deferred sales charges (note 2)	(378,831)	(344,125)	(5,260)	(3,393)	(10,044)	(5,798)	(336)	(240)
Adjustments to maintain reserves	106	(13,459)	10	(6)	30	31	(9)	(24)

Net equity transactions	(29,172,636)	(17,417,196)	(293,156)	(212,591)	(955,209)	(468,936)	21,233	165,432

Net change in contract owners’ equity	(6,894,490)	(4,456,705)	96,031	(126,715)	72,818	54,500	191,176	238,322
Contract owners’ equity beginning of period	212,855,897	217,312,602	2,687,651	2,814,366	4,933,391	4,878,891	726,484	488,162

Contract owners’ equity end of period	$205,961,407	212,855,897	2,783,682	2,687,651	5,006,209	4,933,391	917,660	726,484

CHANGES IN UNITS:
Beginning units	18,329,302	19,994,429	255,347	275,863	482,505	532,877	58,170	43,591

Units purchased	731,301	921,618	6,598	11,886	–	–	6,702	17,830
Units redeemed	(3,136,335)	(2,586,745)	(32,873)	(32,402)	(85,340)	(50,372)	(5,270)	(3,251)

Ending units	15,924,268	18,329,302	229,072	255,347	397,165	482,505	59,602	58,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra		ACVPVal		CSTLCapV		DrySmCapIxS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(671)	(552)	(609)	(32,412)	(532)	(610)	(5,823)	(6,887)
Realized gain (loss) on investments	1,354	313	146,466	119,902	30,086	332	41,839	19,562
Change in unrealized gain (loss) on investments	(2,741)	391	261,175	(464,197)	(8,184)	6,562	14,786	14,317
Reinvested capital gains	–	–	523,808	597,998	–	–	12,533	1,266

Net increase (decrease) in contract owners’ equity resulting from operations	(2,058)	152	930,840	221,291	21,370	6,284	63,335	28,258

Equity transactions:
Purchase payments received from contract owners (note 3)	9,259	3,639	32,557	164,612	–	–	3,058	26,322
Transfers between funds	(13,494)	11,047	7,789	261,065	8,269	11,320	(24,083)	(36,541)
Redemptions (note 3)	(3,382)	–	(908,421)	(617,224)	(30,621)	(422)	(39,355)	(23,609)
Annuity benefits	–	–	(18,380)	(17,713)	–	–	–	–
Annual contract maintenance charges (note 2)	10	(14)	(872)	(1,269)	–	–	(102)	(77)
Contingent deferred sales charges (note 2)	(61)	–	(11,725)	(5,574)	(158)	–	(720)	(461)
Adjustments to maintain reserves	(9)	(2)	(18)	(2,087)	(23)	(8)	(27)	(6)

Net equity transactions	(7,677)	14,670	(899,070)	(218,190)	(22,533)	10,890	(61,229)	(34,372)

Net change in contract owners’ equity	(9,735)	14,822	31,770	3,101	(1,163)	17,174	2,106	(6,114)
Contract owners’ equity beginning of period	58,409	43,587	6,109,239	6,106,138	105,810	88,636	512,416	518,530

Contract owners’ equity end of period	$48,674	58,409	6,141,009	6,109,239	104,647	105,810	514,522	512,416

CHANGES IN UNITS:
Beginning units	5,418	4,073	370,634	385,376	9,041	8,076	39,040	41,772

Units purchased	976	2,005	10,358	38,477	6,076	1,001	5,851	3,609
Units redeemed	(1,660)	(660)	(61,966)	(53,219)	(7,519)	(36)	(10,143)	(6,341)

Ending units	4,734	5,418	319,026	370,634	7,598	9,041	34,748	39,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGro		DryVIFApp		FedQualBd		FidVIPEIS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(34,407)	(41,274)	6,341	(48,122)	119,045	111,856	197,173	19,804
Realized gain (loss) on investments	(224,760)	(293,478)	(48,604)	(59,204)	(3,078)	40,363	79,048	(5,837)
Change in unrealized gain (loss) on investments	449,372	389,932	472,468	206,440	(3,155)	(188,524)	281,983	27,720
Reinvested capital gains	–	–	–	–	–	30,572	1,371,748	423,150

Net increase (decrease) in contract owners’ equity resulting from operations	190,205	55,180	430,205	99,114	112,812	(5,733)	1,929,952	464,837

Equity transactions:
Purchase payments received from contract owners (note 3)	11,043	8,207	43,838	29,737	30,375	213,003	179,892	76,745
Transfers between funds	(117,939)	(92,923)	(50,142)	(21,277)	17,565	78,598	(28,532)	(98,911)
Redemptions (note 3)	(254,321)	(330,171)	(628,329)	(381,836)	(552,230)	(732,043)	(1,772,818)	(1,152,512)
Annuity benefits	–	–	–	–	(15,320)	(15,984)	–	–
Annual contract maintenance charges (note 2)	(539)	(803)	(324)	(548)	(771)	(984)	(2,054)	(2,493)
Contingent deferred sales charges (note 2)	(2,970)	(5,727)	(6,230)	(8,467)	(5,645)	(13,272)	(20,367)	(21,119)
Adjustments to maintain reserves	(17)	19	18	7	(76)	(2,852)	59	64

Net equity transactions	(364,743)	(421,398)	(641,169)	(382,384)	(526,102)	(473,534)	(1,643,820)	(1,198,226)

Net change in contract owners’ equity	(174,538)	(366,218)	(210,964)	(283,270)	(413,290)	(479,267)	286,132	(733,389)
Contract owners’ equity beginning of period	2,796,316	3,162,534	3,311,455	3,594,725	4,453,730	4,932,997	11,394,304	12,127,693

Contract owners’ equity end of period	$2,621,778	2,796,316	3,100,491	3,311,455	4,040,440	4,453,730	11,680,436	11,394,304

CHANGES IN UNITS:
Beginning units	373,735	431,849	328,839	367,587	335,119	376,047	915,228	1,016,343

Units purchased	2,829	1,440	7,625	13,714	6,522	21,220	31,460	35,304
Units redeemed	(51,137)	(59,554)	(68,379)	(52,462)	(44,949)	(62,148)	(154,248)	(136,419)

Ending units	325,427	373,735	268,085	328,839	296,692	335,119	792,440	915,228

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrS		FidVIPHIS		FidVIPOvS		FidVIPOvSR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(190,211)	(181,950)	97,967	239,654	(16,976)	(21,137)	(4,127)	(3,305)
Realized gain (loss) on investments	(1,496,477)	(1,450,752)	(10,290)	(52,141)	(40,824)	(81,795)	44,861	16,290
Change in unrealized gain (loss) on investments	2,539,188	2,326,400	66,210	(169,482)	459,602	507,700	43,233	51,747
Reinvested capital gains	–	–	–	–	17,753	13,642	3,023	2,328

Net increase (decrease) in contract owners’ equity resulting from operations	852,500	693,698	153,887	18,031	419,555	418,410	86,990	67,060

Equity transactions:
Purchase payments received from contract owners (note 3)	125,173	182,614	36,678	45,844	–	–	24,027	14,436
Transfers between funds	(281,398)	(737,899)	(15,734)	26,217	(10,760)	(79,724)	155,871	(7,301)
Redemptions (note 3)	(2,498,257)	(1,583,040)	(283,614)	(252,136)	(458,436)	(180,115)	(92,007)	(51,135)
Annuity benefits	(16,583)	(16,000)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,437)	(3,767)	(364)	(466)	(180)	(268)	(164)	(105)
Contingent deferred sales charges (note 2)	(28,372)	(27,945)	(3,199)	(2,540)	(4,804)	(3,415)	(751)	(545)
Adjustments to maintain reserves	(89)	(2,346)	(6)	(15)	(20)	39	21	(36)

Net equity transactions	(2,701,963)	(2,188,383)	(266,239)	(183,096)	(474,200)	(263,483)	86,997	(44,686)

Net change in contract owners’ equity	(1,849,463)	(1,494,685)	(112,352)	(165,065)	(54,645)	154,927	173,987	22,374
Contract owners’ equity beginning of period	17,890,263	19,384,948	1,725,621	1,890,686	2,817,164	2,662,237	472,653	450,279

Contract owners’ equity end of period	$16,040,800	17,890,263	1,613,269	1,725,621	2,762,519	2,817,164	646,640	472,653

CHANGES IN UNITS:
Beginning units	2,139,621	2,419,977	179,785	199,142	252,391	279,800	33,012	36,879

Units purchased	22,720	22,760	7,027	11,598	–	–	16,556	6,386
Units redeemed	(338,451)	(303,116)	(33,504)	(30,955)	(39,584)	(27,409)	(10,735)	(10,253)

Ending units	1,823,890	2,139,621	153,308	179,785	212,807	252,391	38,833	33,012

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS		FidVIPGrOpS		FidVIPVaIS		GVITEmMrkts3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(51,695)	(195,940)	(13,306)	(10,480)	(2,357)	(2,969)	(2,836)	(1,816)
Realized gain (loss) on investments	554,702	249,657	(68,185)	(82,597)	(3,031)	9,915	38,408	1,604
Change in unrealized gain (loss) on investments	(248,500)	2,285,483	136,757	221,460	(7,741)	(16,718)	72,345	43,275
Reinvested capital gains	1,368,777	2,988	–	–	46,611	7,477	5,181	27,197

Net increase (decrease) in contract owners’ equity resulting from operations	1,623,284	2,342,188	55,266	128,383	33,482	(2,295)	113,098	70,260

Equity transactions:
Purchase payments received from contract owners (note 3)	150,352	221,162	7,550	–	16,025	24,152	55,691	2,034
Transfers between funds	(54,931)	483,311	(77,232)	(59,350)	(50,993)	(31,212)	20,212	133,762
Redemptions (note 3)	(2,007,734)	(1,549,989)	(222,548)	(181,292)	(36,534)	(29,286)	(49,971)	(3,973)
Annuity benefits	(20,685)	(18,107)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,215)	(2,902)	(140)	(264)	2	(95)	(48)	(9)
Contingent deferred sales charges (note 2)	(20,352)	(27,448)	(2,437)	(1,855)	(93)	(425)	(201)	(8)
Adjustments to maintain reserves	55	(3,348)	(20)	16	(14)	14	(5)	2

Net equity transactions	(1,955,510)	(897,321)	(294,827)	(242,745)	(71,607)	(36,852)	25,678	131,808

Net change in contract owners’ equity	(332,226)	1,444,867	(239,561)	(114,362)	(38,125)	(39,147)	138,776	202,068
Contract owners’ equity beginning of period	17,337,557	15,892,690	1,873,913	1,988,275	254,819	293,966	338,892	136,824

Contract owners’ equity end of period	$17,005,331	17,337,557	1,634,352	1,873,913	216,694	254,819	477,668	338,892

CHANGES IN UNITS:
Beginning units	1,246,523	1,319,733	229,711	261,625	19,372	22,599	17,807	9,404

Units purchased	52,494	80,766	1,303	369	1,927	7,621	6,002	8,952
Units redeemed	(186,930)	(153,976)	(38,061)	(32,283)	(6,921)	(10,848)	(5,181)	(549)

Ending units	1,112,087	1,246,523	192,953	229,711	14,378	19,372	18,628	17,807

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITFHiInc		GVITGlTech		GVITGlTech3		GVITGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$48,958	56,712	(28)	(25)	(81)	(92)	325,507	312,935
Realized gain (loss) on investments	17,204	4,255	(4)	(6)	10	265	(92,421)	9,426
Change in unrealized gain (loss) on investments	7,567	(54,196)	233	(7)	629	(428)	(112,755)	(97,157)
Reinvested capital gains	–	–	–	–	–	–	93,875	25,222

Net increase (decrease) in contract owners’ equity resulting from operations	73,729	6,771	201	(38)	558	(255)	214,206	250,426

Equity transactions:
Purchase payments received from contract owners (note 3)	9,026	8,717	–	–	–	242	89,957	66,139
Transfers between funds	71,073	(113,194)	–	–	–	(1,015)	382,550	(210,284)
Redemptions (note 3)	(218,352)	(81,872)	–	–	–	(37)	(2,023,486)	(1,598,042)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(138)	(190)	(4)	(4)	(1)	(3)	(2,685)	(3,062)
Contingent deferred sales charges (note 2)	(518)	(1,344)	–	–	–	–	(30,946)	(20,434)
Adjustments to maintain reserves	(22)	1	(4)	(1)	(14)	3	(4)	25

Net equity transactions	(138,931)	(187,882)	(8)	(5)	(15)	(810)	(1,584,614)	(1,765,658)

Net change in contract owners’ equity	(65,202)	(181,111)	193	(43)	543	(1,065)	(1,370,408)	(1,515,232)
Contract owners’ equity beginning of period	824,322	1,005,433	2,074	2,117	5,826	6,891	13,117,500	14,632,732

Contract owners’ equity end of period	$759,120	824,322	2,267	2,074	6,369	5,826	11,747,092	13,117,500

CHANGES IN UNITS:
Beginning units	64,334	79,215	703	704	530	615	986,336	1,121,366

Units purchased	7,925	2,246	–	–	–	395	42,100	23,602
Units redeemed	(17,935)	(17,127)	(2)	(1)	(1)	(480)	(161,601)	(158,632)

Ending units	54,324	64,334	701	703	529	530	866,835	986,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGrowth		GVITIntGro		GVITIntGro3		GVITIDAgg2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(13,048)	(13,809)	(29)	(34)	(742)	(435)	3,149	2,685
Realized gain (loss) on investments	(177,221)	(218,182)	260	154	44,308	12,893	37,543	17,140
Change in unrealized gain (loss) on investments	231,616	284,806	2,932	2,236	33,315	35,487	47,406	6,143
Reinvested capital gains	–	–	27	23	803	544	10,825	12,089

Net increase (decrease) in contract owners’ equity resulting from operations	41,347	52,815	3,190	2,379	77,684	48,489	98,923	38,057

Equity transactions:
Purchase payments received from contract owners (note 3)	11,077	15,888	–	–	15,584	10,684	2,647	14,644
Transfers between funds	(32,853)	22,801	–	–	88,179	186,403	61,631	(11,363)
Redemptions (note 3)	(111,065)	(127,238)	(489)	(947)	(77,734)	(52,773)	(156,061)	(105,011)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(74)	(146)	(4)	(3)	(30)	(8)	(43)	(12)
Contingent deferred sales charges (note 2)	(1,036)	(2,082)	–	–	(1,325)	(935)	(3,539)	(3,206)
Adjustments to maintain reserves	1	(4)	–	(8)	(15)	(5)	(30)	7

Net equity transactions	(133,950)	(90,781)	(493)	(958)	24,659	143,366	(95,395)	(104,941)

Net change in contract owners’ equity	(92,603)	(37,966)	2,697	1,421	102,343	191,855	3,528	(66,884)
Contract owners’ equity beginning of period	1,027,342	1,065,308	10,488	9,067	243,812	51,957	640,346	707,230

Contract owners’ equity end of period	$934,739	1,027,342	13,185	10,488	346,155	243,812	643,874	640,346

CHANGES IN UNITS:
Beginning units	185,920	202,457	1,118	1,241	16,265	4,449	50,055	58,835

Units purchased	3,294	14,987	–	–	6,773	16,286	8,837	1,206
Units redeemed	(27,624)	(31,524)	(46)	(123)	(5,423)	(4,470)	(15,216)	(9,986)

Ending units	161,590	185,920	1,072	1,118	17,615	16,265	43,676	50,055

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDCon2		GVITIDMod2		GVITIDModAg2		GVITIDModCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$23,841	21,039	36,126	27,660	19,886	14,608	34,254	31,760
Realized gain (loss) on investments	6,417	8,404	142,757	79,764	75,076	55,964	79,427	29,952
Change in unrealized gain (loss) on investments	23,328	(33,825)	135,649	(37,513)	182,627	1,087	32,182	(25,295)
Reinvested capital gains	13,833	33,625	31,935	52,005	30,333	43,384	35,592	48,089

Net increase (decrease) in contract owners’ equity resulting from operations	67,419	29,243	346,467	121,916	307,922	115,043	181,455	84,506

Equity transactions:
Purchase payments received from contract owners (note 3)	34,416	80,438	111,452	151,931	80,035	263,937	37,922	272,038
Transfers between funds	(143,884)	135,293	654,282	449,414	321,866	281,199	(2,594)	244,839
Redemptions (note 3)	(64,190)	(77,553)	(679,672)	(297,660)	(226,138)	(187,341)	(393,003)	(287,507)
Annuity benefits	–	–	(8,765)	(8,344)	–	–	–	–
Annual contract maintenance charges (note 2)	(222)	(236)	(826)	(824)	(382)	(333)	(187)	(270)
Contingent deferred sales charges (note 2)	(455)	(2,480)	(11,008)	(5,400)	(2,740)	(1,738)	(3,158)	(7,183)
Adjustments to maintain reserves	6	(5)	22	(53)	7	15	8	11

Net equity transactions	(174,329)	135,457	65,485	289,064	172,648	355,739	(361,012)	221,928

Net change in contract owners’ equity	(106,910)	164,700	411,952	410,980	480,570	470,782	(179,557)	306,434
Contract owners’ equity beginning of period	1,575,881	1,411,181	3,385,104	2,974,124	2,271,993	1,801,211	2,736,167	2,429,733

Contract owners’ equity end of period	$1,468,971	1,575,881	3,797,056	3,385,104	2,752,563	2,271,993	2,556,610	2,736,167

CHANGES IN UNITS:
Beginning units	142,059	129,584	280,500	255,069	181,853	152,212	235,597	215,545

Units purchased	3,064	19,820	65,945	56,356	30,750	47,921	6,717	49,824
Units redeemed	(18,624)	(7,345)	(59,127)	(30,925)	(17,530)	(18,280)	(36,404)	(29,772)

Ending units	126,499	142,059	287,318	280,500	195,073	181,853	205,910	235,597

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(23,017)	(23,728)	(22,566)	(30,397)	260,298	111,210	(26,470)	(41,657)
Realized gain (loss) on investments	(226,248)	(109,696)	298,367	171,814	–	–	86,141	(111,327)
Change in unrealized gain (loss) on investments	387,678	264,985	235,676	184,352	–	–	830,486	623,040
Reinvested capital gains	–	–	111,091	471,367	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	138,413	131,561	622,568	797,136	260,298	111,210	890,157	470,056

Equity transactions:
Purchase payments received from contract owners (note 3)	18,347	11,074	83,652	67,118	472,322	556,263	50,707	62,951
Transfers between funds	(131,572)	(29,014)	(221,814)	(161,819)	1,387,754	479,833	(143,077)	(118,910)
Redemptions (note 3)	(254,362)	(127,590)	(1,076,780)	(659,091)	(1,931,270)	(1,800,434)	(1,219,707)	(874,976)
Annuity benefits	–	–	–	–	–	–	(5,826)	(5,628)
Annual contract maintenance charges (note 2)	(308)	(360)	(857)	(998)	(1,300)	(2,089)	(1,562)	(2,012)
Contingent deferred sales charges (note 2)	(3,493)	(2,549)	(11,140)	(8,668)	(22,369)	(32,914)	(15,826)	(13,268)
Adjustments to maintain reserves	(28)	(21)	3	87	34	(9)	(45)	(1,528)

Net equity transactions	(371,416)	(148,460)	(1,226,936)	(763,371)	(94,829)	(799,350)	(1,335,336)	(953,371)

Net change in contract owners’ equity	(233,003)	(16,899)	(604,368)	33,765	165,469	(688,140)	(445,179)	(483,315)
Contract owners’ equity beginning of period	1,721,156	1,738,055	8,152,420	8,118,655	8,745,701	9,433,841	8,189,607	8,672,922

Contract owners’ equity end of period	$1,488,153	1,721,156	7,548,052	8,152,420	8,911,170	8,745,701	7,744,428	8,189,607

CHANGES IN UNITS:
Beginning units	199,828	218,357	451,122	496,569	814,547	889,486	766,698	862,514

Units purchased	4,552	1,563	8,438	9,086	202,832	141,869	7,335	6,989
Units redeemed	(44,953)	(20,092)	(74,072)	(54,533)	(212,148)	(216,808)	(126,703)	(102,805)

Ending units	159,427	199,828	385,488	451,122	805,231	814,547	647,330	766,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapGr		GVITSmCapVal		GVITSmComp		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(19,214)	(20,799)	(31,449)	(43,692)	(57,070)	(62,674)	3,428	2,539
Realized gain (loss) on investments	(110,297)	(90,634)	93,157	54,341	53,572	22,205	3,180	(15,358)
Change in unrealized gain (loss) on investments	136,350	199,278	148,636	(338,704)	362,169	(52,833)	98,164	18,607
Reinvested capital gains	–	–	240,906	379,259	82,562	552,569	51,084	29,530

Net increase (decrease) in contract owners’ equity resulting from operations	6,839	87,845	451,250	51,204	441,233	459,267	155,856	35,318

Equity transactions:
Purchase payments received from contract owners (note 3)	5,311	13,587	14,700	28,529	31,771	42,266	20,850	46,602
Transfers between funds	(100,300)	(62,500)	(119,117)	(86,580)	(186,788)	(48,049)	56,703	176,966
Redemptions (note 3)	(290,347)	(90,015)	(461,610)	(165,422)	(902,500)	(345,022)	(220,319)	(104,276)
Annuity benefits	–	–	(5,039)	(4,307)	–	–	–	–
Annual contract maintenance charges (note 2)	(65)	(160)	(482)	(651)	(388)	(558)	(176)	(128)
Contingent deferred sales charges (note 2)	(5,009)	(2,347)	(7,761)	(2,958)	(9,601)	(5,214)	(3,667)	(2,170)
Adjustments to maintain reserves	(43)	9	132	(72)	(16)	29	(18)	4

Net equity transactions	(390,453)	(141,426)	(579,177)	(231,461)	(1,067,522)	(356,548)	(146,627)	116,998

Net change in contract owners’ equity	(383,614)	(53,581)	(127,927)	(180,257)	(626,289)	102,719	9,229	152,316
Contract owners’ equity beginning of period	1,539,150	1,592,731	3,259,254	3,439,511	4,644,859	4,542,140	1,175,268	1,022,952

Contract owners’ equity end of period	$1,155,536	1,539,150	3,131,327	3,259,254	4,018,570	4,644,859	1,184,497	1,175,268

CHANGES IN UNITS:
Beginning units	123,772	136,511	161,314	172,826	242,039	262,129	118,612	106,122

Units purchased	3,392	5,912	3,508	9,289	3,933	9,034	9,203	24,558
Units redeemed	(35,853)	(18,651)	(30,701)	(20,801)	(56,422)	(29,124)	(23,216)	(12,068)

Ending units	91,311	123,772	134,121	161,314	189,550	242,039	104,599	118,612

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITWLead		GVITWLead3		JanForty		JanGlTechS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,533)	(3,646)	(1,695)	(956)	(31,303)	(34,664)	(554)	(519)
Realized gain (loss) on investments	6,328	(7,459)	50,312	20,930	14,604	(9,103)	823	2,307
Change in unrealized gain (loss) on investments	168,676	140,363	18,631	12,941	197,759	304,513	2,653	(323)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	170,471	129,258	67,248	32,915	181,060	260,746	2,922	1,465

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	423	10,815	10,178	16,191	4,152	3,044
Transfers between funds	–	(1,075)	10,136	87,430	22,079	(38,503)	108	(46,866)
Redemptions (note 3)	(206,021)	(41,343)	(61,290)	(8,197)	(264,822)	(145,740)	(3,916)	(284)
Annuity benefits	–	–	–	–	–	–	(685)	(606)
Annual contract maintenance charges (note 2)	(19)	(28)	(47)	(32)	(470)	(589)	(35)	(34)
Contingent deferred sales charges (note 2)	(2,171)	(106)	(1,186)	(3)	(3,806)	(2,442)	(130)	–
Adjustments to maintain reserves	(27)	44	(4)	1	(30)	54	20	(19)

Net equity transactions	(208,238)	(42,508)	(51,968)	90,014	(236,871)	(171,029)	(486)	(44,765)

Net change in contract owners’ equity	(37,767)	86,750	15,280	122,929	(55,811)	89,717	2,436	(43,300)
Contract owners’ equity beginning of period	836,943	750,193	299,320	176,391	2,557,475	2,467,758	40,621	83,921

Contract owners’ equity end of period	$799,176	836,943	314,600	299,320	2,501,664	2,557,475	43,057	40,621

CHANGES IN UNITS:
Beginning units	80,157	84,546	16,451	11,408	314,433	336,743	3,443	7,969

Units purchased	–	–	1,607	8,870	6,813	4,550	436	339
Units redeemed	(18,493)	(4,389)	(4,120)	(3,827)	(35,397)	(26,860)	(390)	(4,865)

Ending units	61,664	80,157	13,938	16,451	285,849	314,433	3,489	3,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanGlTech		JanIntGroS2		JanIntGro		JPMSTMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,258)	(11,943)	4,171	(342)	12,006	(6,682)	(1,498)	(2,443)
Realized gain (loss) on investments	(122,680)	(107,330)	83,809	12,533	127,762	(10,531)	9,703	17,301
Change in unrealized gain (loss) on investments	180,800	201,201	99,555	56,612	824,970	578,904	14,110	(334)
Reinvested capital gains	–	–	–	–	–	–	5,004	1,955

Net increase (decrease) in contract owners’ equity resulting from operations	45,862	81,928	187,535	68,803	964,738	561,691	27,319	16,479

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	39,060	12,491	–	–	300	23,361
Transfers between funds	(15,310)	(32,991)	137,852	132,552	(150,767)	(15,636)	(10,168)	91,532
Redemptions (note 3)	(99,099)	(28,398)	(57,490)	(4,680)	(291,439)	(107,871)	(30,540)	(42,992)
Annuity benefits	(207)	(184)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(198)	(268)	(137)	(59)	(286)	(365)	(70)	(40)
Contingent deferred sales charges (note 2)	(2,410)	(1,230)	(791)	(89)	(3,541)	(3,178)	(567)	(737)
Adjustments to maintain reserves	(17)	–	14	(10)	187	482	(19)	(3)

Net equity transactions	(117,241)	(63,071)	118,508	140,205	(445,846)	(126,568)	(41,064)	71,121

Net change in contract owners’ equity	(71,379)	18,857	306,043	209,008	518,892	435,123	(13,745)	87,600
Contract owners’ equity beginning of period	917,741	898,884	376,756	167,748	2,378,376	1,943,253	203,562	115,962

Contract owners’ equity end of period	$846,362	917,741	682,799	376,756	2,897,268	2,378,376	189,817	203,562

CHANGES IN UNITS:
Beginning units	243,006	261,753	24,096	13,966	266,171	282,933	16,614	10,192

Units purchased	–	–	11,271	12,443	–	–	2,356	16,295
Units redeemed	(32,193)	(18,747)	(5,177)	(2,313)	(41,911)	(16,762)	(5,523)	(9,873)

Ending units	210,813	243,006	30,190	24,096	224,260	266,171	13,447	16,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	LMVPAllCap		LMVPGlbHgYld		LMVPInv		LMVPTotRtr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(15,081)	(80,675)	114,321	124,361	10,295	(17,288)	17,473	20,242
Realized gain (loss) on investments	369,916	115,506	50,199	53,504	97,109	12,511	114,084	25,244
Change in unrealized gain (loss) on investments	1,245,352	273,209	57,605	(158,004)	681,793	294,025	179,797	(1,099)
Reinvested capital gains	479,255	9,666	15,255	45,247	136,591	–	59,479	25,188

Net increase (decrease) in contract owners’ equity resulting from operations	2,079,442	317,706	237,380	65,108	925,788	289,248	370,833	69,575

Equity transactions:
Purchase payments received from contract owners (note 3)	80,743	60,724	19,256	10,370	15,675	30,469	23,194	39,718
Transfers between funds	(130,615)	(533,826)	(20,191)	173,331	(202,286)	(214,214)	(46,838)	65,456
Redemptions (note 3)	(1,992,452)	(1,122,723)	(315,275)	(250,239)	(573,920)	(633,206)	(779,160)	(408,482)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,912)	(2,364)	(400)	(507)	(808)	(935)	(1,048)	(1,165)
Contingent deferred sales charges (note 2)	(24,641)	(18,972)	(3,458)	(3,511)	(5,906)	(11,231)	(13,606)	(7,289)
Adjustments to maintain reserves	141	111	(13)	(21)	35	35	(8)	(8)

Net equity transactions	(2,068,736)	(1,617,050)	(320,081)	(70,577)	(767,210)	(829,082)	(817,466)	(311,770)

Net change in contract owners’ equity	10,706	(1,299,344)	(82,701)	(5,469)	158,578	(539,834)	(446,633)	(242,195)
Contract owners’ equity beginning of period	13,729,586	15,028,930	2,756,141	2,761,610	5,999,572	6,539,406	3,794,770	4,036,965

Contract owners’ equity end of period	$13,740,292	13,729,586	2,673,440	2,756,141	6,158,150	5,999,572	3,348,137	3,794,770

CHANGES IN UNITS:
Beginning units	952,260	1,069,341	179,646	184,257	468,532	537,136	320,345	347,174

Units purchased	11,329	13,323	5,575	23,401	1,856	5,788	7,326	11,295
Units redeemed	(145,217)	(130,404)	(25,497)	(28,012)	(57,968)	(74,392)	(73,015)	(38,124)

Ending units	818,372	952,260	159,724	179,646	412,420	468,532	254,656	320,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTGuard		NBAMTMCGr		NBAMTPart		NBAMSocRes
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,480)	(9,653)	(43,682)	(44,121)	(6,949)	(3,277)	(301)	(260)
Realized gain (loss) on investments	21,562	(7,292)	(258,468)	(190,886)	57,283	17,805	773	(55)
Change in unrealized gain (loss) on investments	68,614	64,456	681,595	596,735	(55,179)	121,496	2,392	1,618
Reinvested capital gains	–	–	–	–	104,377	213	290	66

Net increase (decrease) in contract owners’ equity resulting from operations	84,696	47,511	379,445	361,728	99,532	136,237	3,154	1,369

Equity transactions:
Purchase payments received from contract owners (note 3)	2,865	7,469	32,583	29,729	184	7,817	7,171	–
Transfers between funds	(114,735)	(63,913)	(111,078)	(111,927)	(23,441)	251,610	(3,050)	25,007
Redemptions (note 3)	(31,464)	(67,906)	(609,095)	(181,875)	(111,893)	(95,182)	(3,718)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(81)	(90)	(403)	(670)	(75)	(68)	–	–
Contingent deferred sales charges (note 2)	(161)	(1,748)	(8,557)	(4,244)	(1,487)	(2,082)	(66)	–
Adjustments to maintain reserves	13	(11)	(6)	54	6	(14)	(2)	4

Net equity transactions	(143,563)	(126,199)	(696,556)	(268,933)	(136,706)	162,081	335	25,011

Net change in contract owners’ equity	(58,867)	(78,688)	(317,111)	92,795	(37,174)	298,318	3,489	26,380
Contract owners’ equity beginning of period	751,439	830,127	3,272,314	3,179,519	1,026,535	728,217	26,380	-

Contract owners’ equity end of period	$692,572	751,439	2,955,203	3,272,314	989,361	1,026,535	29,869	26,380

CHANGES IN UNITS:
Beginning units	58,107	68,607	287,500	313,299	72,752	60,073	2,220	–

Units purchased	214	615	9,631	6,232	2,789	20,907	708	2,517
Units redeemed	(10,416)	(11,115)	(67,550)	(32,031)	(12,186)	(8,228)	(686)	(297)

Ending units	47,905	58,107	229,581	287,500	63,355	72,752	2,242	2,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppCapAp		OppMSt		OppMidCap		VEWrldEMktR1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(91,075)	(44,667)	(26,318)	(3,782)	(81,692)	(85,304)	(2,777)	(1,887)
Realized gain (loss) on investments	(505,297)	(615,350)	(80,920)	(177,752)	(1,137,709)	(915,678)	105,409	18,483
Change in unrealized gain (loss) on investments	1,149,280	985,307	1,374,171	617,187	1,302,776	1,616,344	(19,421)	65,879
Reinvested capital gains	–	–	–	–	–	–	41,909	–

Net increase (decrease) in contract owners’ equity resulting from operations	552,908	325,290	1,266,933	435,653	83,375	615,362	125,120	82,475

Equity transactions:
Purchase payments received from contract owners (note 3)	91,483	126,103	62,789	30,756	39,062	40,634	416	624
Transfers between funds	(292,048)	(338,626)	(238,777)	(225,968)	(191,755)	(270,911)	40,011	47,129
Redemptions (note 3)	(1,428,794)	(891,294)	(1,070,093)	(911,763)	(845,731)	(359,415)	(94,785)	(5,020)
Annuity benefits	(9,592)	(9,643)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,038)	(2,783)	(1,423)	(1,944)	(1,006)	(1,354)	(76)	(26)
Contingent deferred sales charges (note 2)	(15,332)	(15,581)	(11,999)	(17,637)	(12,799)	(5,134)	(982)	(134)
Adjustments to maintain reserves	(98)	(2,269)	63	53	(53)	89	(16)	(3)

Net equity transactions	(1,656,419)	(1,134,093)	(1,259,440)	(1,126,503)	(1,012,282)	(596,091)	(55,432)	42,570

Net change in contract owners’ equity	(1,103,511)	(808,803)	7,493	(690,850)	(928,907)	19,271	69,688	125,045
Contract owners’ equity beginning of period	9,514,272	10,323,075	10,104,339	10,795,189	6,240,601	6,221,330	389,766	264,721

Contract owners’ equity end of period	$8,410,761	9,514,272	10,111,832	10,104,339	5,311,694	6,240,601	459,454	389,766

CHANGES IN UNITS:
Beginning units	854,574	965,446	1,009,822	1,127,280	628,363	693,819	23,772	20,993

Units purchased	15,078	21,151	11,052	10,813	6,331	5,341	6,080	7,211
Units redeemed	(159,572)	(132,023)	(129,867)	(128,271)	(107,857)	(70,797)	(9,485)	(4,432)

Ending units	710,080	854,574	891,007	1,009,822	526,837	628,363	20,367	23,772

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldEMkt		VEWrldHAsR1		VEWrldHAs		VKEmMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(13,424)	(9,069)	(3,571)	(994)	(3,807)	(2,544)	8,302	11,184
Realized gain (loss) on investments	159,786	54,901	33,028	358	23,507	20,410	3,673	18,727
Change in unrealized gain (loss) on investments	226,346	358,194	(4,250)	30,220	21,439	79,333	(4,462)	(15,936)
Reinvested capital gains	175,731	–	14,202	–	16,100	–	2,156	2,887

Net increase (decrease) in contract owners’ equity resulting from operations	548,439	404,026	39,409	29,584	57,239	97,199	9,669	16,862

Equity transactions:
Purchase payments received from contract owners (note 3)	18	–	34,872	2,988	–	–	–	–
Transfers between funds	(21,242)	(89,258)	31,611	158,124	–	(26,974)	(7,494)	(19,228)
Redemptions (note 3)	(357,022)	(59,618)	(6,046)	(497)	(33,260)	(6,034)	(17,825)	(68,179)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(152)	(172)	(27)	(6)	–	–	(76)	(73)
Contingent deferred sales charges (note 2)	(2,850)	(859)	(15)	–	(489)	(12)	(302)	(1,461)
Adjustments to maintain reserves	51	11	(11)	–	27	2	4	(28)

Net equity transactions	(381,197)	(149,896)	60,384	160,609	(33,722)	(33,018)	(25,693)	(88,969)

Net change in contract owners’ equity	167,242	254,130	99,793	190,193	23,517	64,181	(16,024)	(72,107)
Contract owners’ equity beginning of period	1,679,645	1,425,515	190,954	761	263,030	198,849	125,419	197,526

Contract owners’ equity end of period	$1,846,887	1,679,645	290,747	190,954	286,547	263,030	109,395	125,419

CHANGES IN UNITS:
Beginning units	82,428	91,052	10,245	61	10,495	11,866	5,697	9,931

Units purchased	1	–	8,706	11,609	–	–	–	–
Units redeemed	(16,534)	(8,624)	(6,248)	(1,425)	(1,181)	(1,371)	(1,149)	(4,234)

Ending units	65,895	82,428	12,703	10,245	9,314	10,495	4,548	5,697

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKUSRealEst
Investment activity:	2006	2005
Net investment income (loss)	$(7,028)	(3,247)
Realized gain (loss) on investments	452,617	171,123
Change in unrealized gain (loss) on investments	167,016	101,776
Reinvested capital gains	173,429	62,352

Net increase (decrease) in contract owners’ equity resulting from operations	786,034	332,004

Equity transactions:
Purchase payments received from contract owners (note 3)	76,464	36,393
Transfers between funds	(24,114)	59,097
Redemptions (note 3)	(439,969)	(174,572)
Annuity benefits	–	–
Annual contract maintenance charges (note 2)	(382)	(453)
Contingent deferred sales charges (note 2)	(4,263)	(3,323)
Adjustments to maintain reserves	15	40

Net equity transactions	(392,249)	(82,818)

Net change in contract owners’ equity	393,785	249,186
Contract owners’ equity beginning of period	2,311,983	2,062,797

Contract owners’ equity end of period	$2,705,768	2,311,983

CHANGES IN UNITS:
Beginning units	83,673	86,165

Units purchased	10,518	13,037
Units redeemed	(22,251)	(15,529)

Ending units	71,940	83,673

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)*

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)*

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)*

Portfolio of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead)*

    Federated Insurance Series – Federated High Income Bond Fund II – Primary Shares (FedHiInc)*

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)*

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)*

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolio of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class

    (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)*

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)*

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I (GVITNWStrVal)*

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)*

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

Portfolio of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the Legg Mason Partners Variable Portfolios I Inc.;

    Legg Mason Partners Variable Portfolios I Inc. – All Cap Portfolio – Class I (LMVPAllCap)

        (formerly Salomon Brothers Variable Series Funds Inc. – All Cap Fund – Class I)

    Legg Mason Partners Variable Portfolios I Inc. – Global High Yield Bond Portfolio Class I (LMVPGlbHgYld)

        (formerly Salomon Brothers Variable Series Funds Inc. – High Yield Bond Fund – Class I)

    Legg Mason Partners Variable Portfolios I Inc. – Investors Portfolio – Class I (LMVPInv)

        (formerly Salomon Brothers Variable Series Funds Inc. – Investors Fund – Class I)

    Legg Mason Partners Variable Portfolios I Inc. – Total Return Portfolio – Class I (LMVPTotRtr)

        (formerly Salomon Brothers Variable Series Funds Inc. – Total Return Fund – Class I)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Emerging Growth Series – Initial Class (MFSEmGrSe)*

    MFS Variable Insurance Trust – Total Return Series – Initial Class (MFSTotReSe)*

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

      Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

      Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Global Securities Fund/VA – Initial Class)*

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

      Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

      Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG)*

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolio of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM

    (WFOpp)*

*At December 31, 2006, contract owners were not invested in this fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in—First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the next page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges – Recurring	1.40%	1.40%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.40%	1.80%

*	When maximum options are utilized.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	ACVPIncGr	ACVPInt	ACVPInt3	ACVPUltra	ACVPVal	CSTLCapV	DrySmCapIxS
1.40%	$2,931,451	38,082	68,572	11,343	671	83,515	1,749	8,033
1.80%	3,607	–	–	–	–	131	–	–

Totals	$2,935,058	38,082	68,572	11,343	671	83,646	1,749	8,033

	DrySRGro	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPOvSR
1.40%	$37,304	44,210	60,438	160,365	239,319	23,712	39,782	8,149
1.80%	–	94	98	766	343	81	–	–

Totals	$37,304	44,304	60,536	161,131	239,662	23,793	39,782	8,149

	FidVIPConS	FidVIPGrOpS	FidVIPVaIS	GVITEmMrkts3	GVITFHiInc	GVITGlTech	GVITGlTech3	GVITGvtBd
1.40%	$240,398	24,167	3,752	5,859	11,857	28	81	171,689
1.80%	277	–	–	–	–	–	–	136

Totals	$240,675	24,167	3,752	5,859	11,857	28	81	171,825

	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2
1.40%	$13,530	161	4,343	10,067	20,832	50,970	35,100	38,144
1.80%	–	–	–	–	–	–	–	–

Totals	$13,530	161	4,343	10,067	20,832	50,970	35,100	38,144

	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITVKVal
1.40%	$23,017	111,732	121,002	109,443	19,214	45,563	61,425	16,231
1.80%	–	131	–	438	–	–	–	–

Totals	$23,017	111,863	121,002	109,881	19,214	45,563	61,425	16,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITWLead	GVITWLead3	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JPMSTMidCap
1.40%	$11,309	4,418	34,545	554	12,258	7,027	36,898	2,736
1.80%	–	–	233	–	–	–	–	–

Totals	$11,309	4,418	34,778	554	12,258	7,027	36,898	2,736

	LMVPAllCap	LMVPGlbHgYld	LMVPInv	LMVPTotRtr	NBAMTGuard	NBAMTMCGr	NBAMTPart	NBAMSocRes
1.40%	$191,518	38,247	85,160	50,591	10,530	43,682	13,726	342
1.80%	391	–	–	101	–	–	–	–

Totals	$191,909	38,247	85,160	50,692	10,530	43,682	13,726	342

	OppCapAp	OppMSt	OppMidCap	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKEmMkt
1.40%	$125,595	141,621	81,546	5,439	24,586	3,738	3,996	1,625
1.80%	95	146	146	–	–	–	–	–

Totals	$125,690	141,767	81,692	5,439	24,586	3,738	3,996	1,625

	VKUSRealEst
1.40%	$35,915
1.80%	–

Totals	$35,915

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $1,209,410 and $1,212,426, respectively, and total transfers from the Account to the fixed account were $1,458,296 and $1,090,873, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $45,731 and $83,205 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	1.40%	229,072	$12.15	$2,783,682	1.83%	15.45%
2005	1.40%	255,347	10.53	2,687,651	1.94%	3.17%
2004	1.40%	275,863	10.20	2,814,366	1.36%	11.41%
2003	1.40%	270,203	9.16	2,474,279	1.17%	27.54%
2002	1.40%	250,186	7.18	1,796,233	1.10%	-20.50%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	1.40%	397,165	12.60	5,006,209	1.64%	23.28%
2005	1.40%	482,505	10.22	4,933,391	1.13%	11.67%
2004	1.40%	532,877	9.16	4,878,891	0.54%	13.32%
2003	1.40%	596,775	8.08	4,821,869	0.71%	22.77%
2002	1.40%	688,081	6.58	4,528,535	0.85%	-21.49%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	1.40%	59,602	15.40	917,660	1.53%	23.28%
2005	1.40%	58,170	12.49	726,484	0.98%	11.52%
2004	1.40%	43,591	11.20	488,162	0.52%	13.47%
2003	1.40%	40,870	9.87	403,359	0.73%	22.77%
2002	1.40%	23,266	8.04	187,035	0.00%	-19.61%	(a	) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	1.40%	4,734	10.28	48,674	0.00%	-4.63%
2005	1.40%	5,418	10.78	58,409	0.00%	0.74%
2004	1.40%	4,073	10.70	43,587	0.00%	9.13%
2003	1.40%	1,597	9.81	15,661	0.00%	23.15%
2002	1.40%	76	7.96	605	0.33%	-20.37%	(a	) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	1.40% to 1.80%	319,026	19.10 to 15.71	6,091,392	1.36%	17.00% to 16.52%
2005	1.40% to 1.80%	370,634	16.32 to 13.48	6,048,877	0.85%	3.57% to 3.15%
2004	1.40% to 1.80%	385,376	15.76 to 13.07	6,072,845	0.97%	12.73% to 12.28%
2003	1.40% to 1.80%	399,980	13.98 to 11.64	5,591,093	1.03%	27.15% to 26.64%
2002	1.40% to 1.80%	393,412	9.19 to 11.00	4,324,838	0.86%	-14.19% to -13.84%

Credit Suisse Trust – Large Cap Value Portfolio
2006	1.40%	7,598	13.77	104,647	1.16%	17.68%
2005	1.40%	9,041	11.70	105,810	0.82%	6.63%
2004	1.40%	8,076	10.98	88,636	0.32%	9.78%
2003	1.40%	18,430	10.00	184,246	0.71%	23.41%
2002	1.40%	19,997	8.10	161,986	0.98%	-24.17%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	1.40%	34,748	14.81	514,522	0.43%	12.81%
2005	1.40%	39,040	13.13	512,416	0.00%	5.74%
2004	1.40%	41,772	12.41	518,530	0.48%	20.18%
2003	1.40%	21,303	10.33	220,039	0.31%	35.85%
2002	1.40%	492	7.60	3,741	0.32%	-23.97%	(a	) (b)

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	1.40%	325,427	8.06	2,621,778	0.11%	7.68%
2005	1.40%	373,735	7.48	2,796,316	0.00%	2.17%
2004	1.40%	431,849	7.32	3,162,534	0.36%	4.72%
2003	1.40%	515,644	6.99	3,605,857	0.10%	24.24%
2002	1.40%	614,136	5.63	3,456,674	0.20%	-29.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	1.40% to 1.80%	268,085	$11.57 to 10.81	$3,100,491	1.58%	14.85% to 14.39%
2005	1.40% to 1.80%	328,839	10.07 to 9.45	3,311,455	0.02%	2.92% to 2.50%
2004	1.40% to 1.80%	367,587	9.79 to 9.22	3,594,725	1.64%	3.58% to 3.16%
2003	1.40% to 1.80%	386,221	9.45 to 8.93	3,646,902	1.37%	19.47% to 18.99%
2002	1.40% to 1.80%	393,543	7.51 to 7.91	3,110,617	1.02%	-18.22% to -17.88%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	1.40% to 1.80%	296,692	13.47 to 11.85	3,995,812	4.23%	2.70% to 2.28%
2005	1.40% to 1.80%	335,119	13.12 to 11.59	4,394,770	3.80%	-0.12% to -0.52%
2004	1.40% to 1.80%	376,047	13.13 to 11.65	4,932,997	4.15%	2.17% to 1.75%
2003	1.40% to 1.80%	400,580	12.85 to 11.45	5,143,710	3.38%	3.18% to 2.76%
2002	1.40% to 1.80%	406,235	11.14 to 12.46	5,055,726	3.21%	7.34% to 7.78%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	1.40% to 1.80%	792,440	14.75 to 13.06	11,680,436	3.11%	18.40% to 17.92%
2005	1.40% to 1.80%	915,228	12.46 to 11.07	11,394,304	1.56%	4.28% to 3.86%
2004	1.40% to 1.80%	1,016,343	11.94 to 10.66	12,127,693	1.43%	9.82% to 9.38%
2003	1.40% to 1.80%	1,053,914	10.88 to 9.75	11,451,998	1.61%	28.40% to 27.88%
2002	1.40% to 1.80%	1,081,163	7.62 to 8.47	9,151,283	1.71%	-18.49% to -18.16%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	1.40% to 1.80%	1,823,890	8.77 to 8.54	15,998,436	0.29%	5.24% to 4.82%
2005	1.40% to 1.80%	2,139,621	8.34 to 8.15	17,833,310	0.39%	4.20% to 3.78%
2004	1.40% to 1.80%	2,419,977	8.00 to 7.85	19,357,545	0.17%	1.82% to 1.40%
2003	1.40% to 1.80%	2,629,076	7.86 to 7.74	20,654,769	0.19%	30.92% to 30.39%
2002	1.40% to 1.80%	2,877,438	5.94 to 6.00	17,266,579	0.15%	-31.46% to -31.18%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	1.40% to 1.80%	153,308	10.52 to 13.48	1,613,269	7.29%	9.63% to 9.18%
2005	1.40% to 1.80%	179,785	9.59 to 12.35	1,725,621	14.68%	1.09% to 0.68%
2004	1.40% to 1.80%	199,142	9.49 to 12.26	1,890,686	7.90%	7.94% to 7.50%
2003	1.40% to 1.80%	203,628	8.79 to 11.41	1,791,138	6.50%	25.19% to 24.69%
2002	1.40%	196,211	7.02	1,377,853	11.04%	2.17%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	1.40%	212,807	12.98	2,762,519	0.82%	16.30%
2005	1.40%	252,391	11.16	2,817,164	0.55%	17.31%
2004	1.40%	279,800	9.51	2,662,237	1.06%	11.90%
2003	1.40%	299,969	8.50	2,550,632	0.71%	41.20%
2002	1.40%	336,058	6.02	2,023,692	0.80%	-21.46%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	1.40%	38,833	16.65	646,640	0.72%	16.30%
2005	1.40%	33,012	14.32	472,653	0.56%	17.26%
2004	1.40%	36,879	12.21	450,279	0.87%	11.91%
2003	1.40%	21,273	10.91	232,098	0.67%	41.25%
2002	1.40%	9,740	7.72	75,234	0.00%	-22.76%	(a	) (b)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	1.40% to 1.80%	1,112,087	15.24 to 15.07	16,950,261	1.10%	10.03% to 9.59%
2005	1.40% to 1.80%	1,246,523	13.85 to 13.75	17,267,224	0.20%	15.22% to 14.75%
2004	1.40% to 1.80%	1,319,733	12.02 to 11.98	15,866,961	0.25%	13.73% to 13.26%
2003	1.40% to 1.80%	1,443,383	10.57 to 10.58	15,259,299	0.35%	26.56% to 26.04%
2002	1.40%	1,521,102	8.35	12,706,437	0.79%	-10.69%
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	1.40%	192,953	8.47	1,634,352	0.62%	3.83%
2005	1.40%	229,711	8.16	1,873,913	0.81%	7.34%
2004	1.40%	261,625	7.60	1,988,275	0.47%	5.56%
2003	1.40%	278,722	7.20	2,006,624	0.67%	27.85%
2002	1.40%	346,681	5.63	1,952,229	0.96%	-23.01%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	1.40%	14,378	15.07	216,694	0.59%	14.58%
2005	1.40%	19,372	13.15	254,819	0.00%	1.12%
2004	1.40%	22,599	13.01	293,966	0.00%	12.39%
2003	1.40%	22,305	11.57	258,152	0.00%	55.58%
2002	1.40%	1,415	7.44	10,526	0.00%	-25.61%	(a	) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2003	1.40%	1,025	11.05	11,331	0.48%	62.95%
2002	1.40%	1,555	6.78	10,549	0.23%	-16.42%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class III
2006	1.40%	18,628	$25.64	$477,668	0.74%	34.74%
2005	1.40%	17,807	19.03	338,892	0.58%	30.80%
2004	1.40%	9,404	14.55	136,824	1.31%	19.07%
2003	1.40%	3,923	12.22	47,938	0.18%	62.91%
2002	1.40%	501	7.50	3,758	5.05%	-24.99%	(a	) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	1.40%	54,324	13.97	759,120	7.68%	9.06%
2005	1.40%	64,334	12.81	824,322	7.61%	0.95%
2004	1.40%	79,215	12.69	1,005,433	7.47%	8.56%
2003	1.40%	74,616	11.69	872,421	7.57%	20.56%
2002	1.40%	70,370	9.70	682,457	8.68%	1.78%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	1.40%	701	3.23	2,267	0.00%	9.62%
2005	1.40%	703	2.95	2,074	0.00%	-1.91%
2004	1.40%	704	3.01	2,117	0.00%	2.85%
2003	1.40%	706	2.92	2,064	0.00%	53.06%
2002	1.40%	2,064	1.91	3,943	0.44%	-43.58%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	1.40%	529	12.04	6,369	0.00%	9.53%
2005	1.40%	530	10.99	5,826	0.00%	-1.90%
2004	1.40%	615	11.20	6,891	0.00%	2.82%
2003	1.40%	916	10.90	9,982	0.00%	53.02%
2002	1.40%	12	7.12	85	0.00%	-28.78%	(a	) (b)

Gartmore GVIT – Government Bond Fund – Class I
2006	1.40% to 1.80%	866,835	13.55 to 11.84	11,747,092	4.00%	1.90% to 1.49%
2005	1.40% to 1.80%	986,336	13.30 to 11.67	13,117,500	3.67%	1.82% to 1.41%
2004	1.40% to 1.80%	1,121,366	13.06 to 11.50	14,632,732	5.50%	1.82% to 1.40%
2003	1.40% to 1.80%	1,294,042	12.83 to 11.34	16,587,355	3.13%	0.57% to 0.16%
2002	1.40% to 1.80%	1,413,032	11.33 to 12.76	18,011,113	4.56%	8.99% to 9.43%

Gartmore GVIT – Growth Fund – Class I
2006	1.40%	161,590	5.78	934,739	0.05%	4.69%
2005	1.40%	185,920	5.53	1,027,342	0.08%	5.01%
2004	1.40%	202,457	5.26	1,065,308	0.31%	6.64%
2003	1.40%	219,678	4.93	1,083,921	0.02%	30.88%
2002	1.40%	239,854	3.77	904,218	0.00%	-29.72%

Gartmore GVIT – International Growth Fund – Class I
2006	1.40%	1,072	12.30	13,185	1.12%	31.11%
2005	1.40%	1,118	9.38	10,488	0.96%	28.39%
2004	1.40%	1,241	7.31	9,067	0.81%	12.60%
2003	1.40%	1,293	6.49	8,390	0.00%	33.73%
2002	1.40%	1,311	4.85	6,362	0.00%	-25.17%

Gartmore GVIT – International Growth Fund – Class III
2006	1.40%	17,615	19.65	346,155	1.22%	31.10%
2005	1.40%	16,265	14.99	243,812	1.21%	28.36%
2004	1.40%	4,449	11.68	51,957	0.93%	12.75%
2003	1.40%	3,452	10.36	35,754	0.00%	33.44%
2002	1.40%	1,011	7.76	7,847	0.00%	-22.38%	(a	) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	1.40%	43,676	14.74	643,874	2.06%	15.24%
2005	1.40%	50,055	12.79	640,346	1.70%	6.42%
2004	1.40%	58,835	12.02	707,230	1.71%	12.43%
2003	1.40%	12,952	10.69	138,477	1.39%	30.02%
2002	1.40%	4,329	8.22	35,597	0.48%	-17.77%	(a	) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	1.40%	126,499	11.61	1,468,971	2.93%	4.68%
2005	1.40%	142,059	11.09	1,575,881	2.82%	1.86%
2004	1.40%	129,584	10.89	1,411,181	2.38%	3.19%
2003	1.40%	86,112	10.55	908,801	2.59%	6.40%
2002	1.40%	31,825	9.92	315,681	2.40%	-0.81%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	1.40%	287,318	$13.15	$3,779,167	2.43%	9.80%
2005	1.40%	280,500	11.98	3,360,237	2.24%	3.87%
2004	1.40%	255,069	11.53	2,941,643	2.13%	8.00%
2003	1.40%	202,719	10.68	2,164,674	1.75%	18.37%
2002	1.40%	60,280	9.02	543,780	2.10%	-9.79%	(a	) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	1.40%	195,073	14.11	2,752,563	2.19%	12.94%
2005	1.40%	181,853	12.49	2,271,993	2.08%	5.58%
2004	1.40%	152,212	11.83	1,801,211	1.90%	10.52%
2003	1.40%	110,062	10.71	1,178,411	1.26%	24.87%
2002	1.40%	58,948	8.57	505,432	1.49%	-14.26%	(a	) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	1.40%	205,910	12.42	2,556,610	2.74%	6.91%
2005	1.40%	235,597	11.61	2,736,167	2.68%	3.03%
2004	1.40%	215,545	11.27	2,429,733	2.27%	5.66%
2003	1.40%	154,692	10.67	1,650,375	2.28%	12.11%
2002	1.40%	78,183	9.52	744,034	2.57%	-4.83%	(a	) (b)

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	1.40%	159,427	9.33	1,488,153	0.00%	8.37%
2005	1.40%	199,828	8.61	1,721,156	0.00%	8.21%
2004	1.40%	218,357	7.96	1,738,055	0.00%	13.72%
2003	1.40%	224,581	7.00	1,571,880	0.00%	38.18%
2002	1.40%	246,785	5.07	1,250,067	0.00%	-37.90%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	1.40% to 1.80%	385,488	19.59 to 14.52	7,548,052	1.14%	8.36% to 7.92%
2005	1.40% to 1.80%	451,122	18.08 to 13.45	8,152,420	1.00%	10.53% to 10.09%
2004	1.40% to 1.80%	496,569	16.35 to 12.22	8,118,655	0.53%	14.11% to 13.65%
2003	1.40% to 1.80%	525,831	14.33 to 10.75	7,533,955	0.45%	32.77% to 32.23%
2002	1.40% to 1.80%	578,271	8.13 to 10.79	6,240,538	0.37%	-16.83% to -16.49%

Gartmore GVIT – Money Market Fund – Class I
2006	1.40%	805,231	11.07	8,911,170	4.32%	3.07%
2005	1.40%	814,547	10.74	8,745,701	2.63%	1.23%
2004	1.40%	889,486	10.61	9,433,841	0.78%	-0.60%
2003	1.40%	1,048,726	10.67	11,189,870	0.61%	-0.78%
2002	1.40%	1,413,484	10.75	15,200,867	1.24%	-0.21%

Gartmore GVIT – Nationwide Fund – Class I
2006	1.40% to 1.80%	647,330	11.94 to 11.94	7,726,147	1.05%	12.04% to 11.59%
2005	1.40% to 1.80%	766,698	10.65 to 10.70	8,167,469	0.89%	5.94% to 5.51%
2004	1.40% to 1.80%	862,514	10.06 to 10.14	8,672,922	1.24%	8.21% to 7.78%
2003	1.40% to 1.80%	957,084	9.29 to 9.41	8,893,349	0.54%	25.73% to 25.22%
2002	1.40% to 1.80%	1,096,544	7.39 to 7.51	8,104,140	0.87%	-18.84% to -18.51%

Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I
2003	1.40%	2,530	11.01	27,862	0.03%	36.87%
2002	1.40%	2,477	8.05	19,931	0.01%	-26.41%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	1.40%	91,311	12.65	1,155,536	0.00%	1.77%
2005	1.40%	123,772	12.44	1,539,150	0.00%	6.58%
2004	1.40%	136,511	11.67	1,592,731	0.00%	11.83%
2003	1.40%	153,861	10.43	1,605,284	0.00%	32.39%
2002	1.40%	159,664	7.88	1,258,290	0.00%	-34.22%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	1.40%	134,121	23.27	3,121,058	0.44%	15.66%
2005	1.40%	161,314	20.12	3,245,703	0.07%	1.63%
2004	1.40%	172,826	19.80	3,421,420	0.00%	15.66%
2003	1.40%	184,554	17.12	3,159,001	0.00%	54.66%
2002	1.40% to 1.80%	198,522	6.92 to 11.07	2,190,047	0.01%	-28.48% to -28.18%

Gartmore GVIT – Small Company Fund – Class I
2006	1.40%	189,550	21.20	4,018,570	0.10%	10.47%
2005	1.40%	242,039	19.19	4,644,859	0.00%	10.75%
2004	1.40%	262,129	17.33	4,542,140	0.00%	17.36%
2003	1.40%	284,376	14.77	4,198,853	0.00%	39.04%
2002	1.40%	297,261	10.62	3,156,684	0.00%	-45.99%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	1.40%	1,723	$11.10	$19,130	0.00%	48.37%
2002	1.40%	418	7.48	3,128	0.00%	-25.17%	(a	) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I
2006	1.40%	104,599	11.32	1,184,497	1.67%	14.29%
2005	1.40%	118,612	9.91	1,175,268	1.64%	2.79%
2004	1.40%	106,122	9.64	1,022,952	1.27%	15.85%
2003	1.40%	94,377	8.32	785,241	1.24%	29.59%
2002	1.40%	100,006	6.42	642,059	1.36%	-26.19%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	1.40%	61,664	12.96	799,176	0.83%	24.12%
2005	1.40%	80,157	10.44	836,943	0.91%	17.67%
2004	1.40%	84,546	8.87	750,193	0.00%	14.05%
2003	1.40%	90,822	7.78	706,623	0.00%	34.16%
2002	1.40%	103,271	5.80	598,914	1.22%	-26.44%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	1.40%	13,938	22.57	314,600	0.89%	24.06%
2005	1.40%	16,451	18.19	299,320	0.74%	17.67%
2004	1.40%	11,408	15.46	176,391	0.00%	14.05%
2003	1.40%	5,173	13.56	70,134	0.00%	35.58%	(a	) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	1.40% to 1.80%	285,849	8.74 to 11.11	2,501,664	0.14%	7.59% to 7.16%
2005	1.40% to 1.80%	314,433	8.12 to 10.37	2,557,475	0.01%	10.99% to 10.54%
2004	1.40% to 1.80%	336,743	7.32 to 9.38	2,467,758	0.02%	16.32% to 15.85%
2003	1.40% to 1.80%	397,969	6.29 to 8.09	2,506,683	0.24%	18.55% to 18.07%
2002	1.40% to 1.80%	420,848	5.31 to 6.86	2,235,334	0.31%	-17.44% to -17.11%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	1.40%	3,489	11.94	41,676	0.00%	6.43%
2005	1.40%	3,443	11.22	38,641	0.00%	9.77%
2004	1.40%	7,969	10.22	81,474	0.00%	-0.58%
2003	1.40%	7,463	10.28	76,743	0.00%	45.08%
2002	1.40%	5,079	7.09	36,000	0.00%	-29.12%	(a	) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	1.40%	210,813	4.01	845,943	0.00%	6.32%
2005	1.40%	243,006	3.77	917,140	0.00%	9.99%
2004	1.40%	261,753	3.43	898,143	0.00%	-0.84%
2003	1.40%	293,472	3.46	1,015,527	0.00%	44.43%
2002	1.40%	345,768	2.40	828,444	0.00%	-41.76%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	1.40%	30,190	22.62	682,799	2.11%	44.65%
2005	1.40%	24,096	15.64	376,756	1.05%	30.18%
2004	1.40%	13,966	12.01	167,748	0.75%	17.05%
2003	1.40%	15,868	10.26	162,832	0.95%	32.66%
2002	1.40%	11,947	7.74	92,410	0.38%	-22.65%	(a	) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	1.40%	224,260	12.92	2,897,268	1.85%	44.58%
2005	1.40%	266,171	8.94	2,378,376	1.02%	30.10%
2004	1.40%	282,933	6.87	1,943,253	0.80%	17.03%
2003	1.40%	304,328	5.87	1,786,106	0.88%	32.65%
2002	1.40%	367,575	4.42	1,626,294	0.62%	-26.80%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	1.40%	13,447	14.12	189,817	0.63%	15.21%
2005	1.40%	16,614	12.25	203,562	0.17%	7.69%
2004	1.40%	10,192	11.38	115,962	0.00%	13.78%	(a	) (b)

Legg Mason Partners Variable Portfolios I, Inc. – All Cap Portfolio – Class I
2006	1.40% to 1.80%	818,372	16.80 to 11.92	13,740,292	1.29%	16.46% to 15.99%
2005	1.40% to 1.80%	952,260	14.43 to 10.28	13,729,586	0.82%	2.59% to 2.18%
2004	1.40% to 1.80%	1,069,341	14.06 to 10.06	15,028,930	0.53%	6.80% to 6.36%
2003	1.40% to 1.80%	1,121,498	13.17 to 9.46	14,759,462	0.25%	37.09% to 36.53%
2002	1.40% to 1.80%	1,173,568	6.93 to 9.60	11,266,478	0.42%	-26.41% to -26.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Portfolios I, Inc. – Global High Yield Bond Portfolio Class I
2006	1.40%	159,724	$16.74	$2,673,440	5.62%	9.10%
2005	1.40%	179,646	15.34	2,756,141	5.89%	2.36%
2004	1.40%	184,257	14.99	2,761,610	6.05%	9.53%
2003	1.40%	203,726	13.68	2,787,671	6.76%	22.46%
2002	1.40%	191,007	11.17	2,134,247	7.61%	5.81%

Legg Mason Partners Variable Portfolios I, Inc. – Investors Portfolio – Class I
2006	1.40%	412,420	14.93	6,158,150	1.57%	16.61%
2005	1.40%	468,532	12.81	5,999,572	1.12%	5.04%
2004	1.40% to 1.80%	537,136	12.19 to 9.71	6,539,406	1.43%	8.83% to 8.39%
2003	1.40% to 1.80%	569,592	11.20 to 8.96	6,372,426	1.36%	30.48% to 29.95%
2002	1.40% to 1.80%	598,838	6.90 to 8.58	5,134,996	1.16%	-24.44% to -24.13%

Legg Mason Partners Variable Portfolios I, Inc. – Total Return Portfolio – Class I
2006	1.40% to 1.80%	254,656	13.15 to 12.24	3,348,137	1.91%	10.99% to 10.54%
2005	1.40% to 1.80%	320,345	11.85 to 11.07	3,794,770	1.91%	1.87% to 1.46%
2004	1.40% to 1.80%	347,174	11.63 to 10.91	4,036,965	1.83%	7.22% to 6.78%
2003	1.40% to 1.80%	356,571	10.85 to 10.22	3,867,173	1.64%	14.29% to 13.83%
2002	1.40% to 1.80%	345,934	8.98 to 9.49	3,282,675	1.55%	-8.54% to -8.17%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	1.40%	47,905	14.46	692,572	0.70%	11.79%
2005	1.40%	58,107	12.93	751,439	0.14%	6.88%
2004	1.40%	68,607	12.10	830,127	0.12%	14.19%
2003	1.40%	65,822	10.60	697,437	0.90%	29.92%
2002	1.40%	59,292	8.16	483,570	0.71%	-27.48%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	1.40%	229,581	12.87	2,955,203	0.00%	13.09%
2005	1.40%	287,500	11.38	3,272,314	0.00%	12.15%
2004	1.40%	313,299	10.15	3,179,519	0.00%	14.68%
2003	1.40%	325,971	8.85	2,884,659	0.00%	26.28%
2002	1.40%	346,585	7.01	2,428,798	0.00%	-30.33%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	1.40%	63,355	15.62	989,361	0.67%	10.67%
2005	1.40%	72,752	14.11	1,026,535	1.04%	16.40%
2004	1.40%	60,073	12.12	728,217	0.01%	17.31%
2003	1.40%	59,646	10.33	616,350	0.00%	33.20%
2002	1.40%	59,287	7.76	459,943	0.54%	-25.21%

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	1.40%	2,242	13.32	29,869	0.15%	12.12%
2005	1.40%	2,220	11.88	26,380	0.00%	5.37%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	1.40% to 1.80%	710,080	11.81 to 9.20	8,381,529	0.39%	6.44% to 6.01%
2005	1.40% to 1.80%	854,574	11.09 to 8.67	9,477,010	0.93%	3.63% to 3.21%
2004	1.40% to 1.80%	965,446	10.70 to 8.40	10,323,075	0.32%	5.44% to 5.01%
2003	1.40% to 1.80%	1,024,415	10.15 to 8.00	10,389,644	0.38%	29.11% to 28.59%
2002	1.40% to 1.80%	1,118,284	6.22 to 7.86	8,785,778	0.61%	-28.18% to -27.88%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	1.40% to 1.80%	891,007	11.35 to 11.46	10,111,832	1.14%	13.42% to 12.96%
2005	1.40% to 1.80%	1,009,822	10.01 to 10.15	10,104,339	1.35%	4.50% to 4.07%
2004	1.40% to 1.80%	1,127,280	9.58 to 9.75	10,795,189	0.84%	7.93% to 7.49%
2003	1.40% to 1.80%	1,252,731	8.87 to 9.07	11,115,529	0.93%	24.95% to 24.44%
2002	1.40% to 1.80%	1,322,245	7.10 to 7.29	9,389,961	0.78%	-20.26% to -19.94%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	1.40% to 1.80%	526,837	10.08 to 10.10	5,311,694	0.00%	1.52% to 1.11%
2005	1.40% to 1.80%	628,363	9.93 to 9.99	6,240,601	0.00%	10.76% to 10.31%
2004	1.40% to 1.80%	693,819	8.97 to 9.06	6,221,330	0.00%	18.10% to 17.62%
2003	1.40% to 1.80%	736,879	7.59 to 7.70	5,594,786	0.00%	23.83% to 23.33%
2002	1.40%	802,210	6.13	4,918,443	0.70%	-28.80%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	1.40%	20,367	22.56	459,454	0.63%	37.59%
2005	1.40%	23,772	16.40	389,766	0.69%	30.02%
2004	1.40%	20,993	12.61	264,721	0.00%	26.10%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	1.40%	65,895	$28.03	$1,846,887	0.63%	37.55%
2005	1.40%	82,428	20.38	1,679,645	0.77%	30.15%
2004	1.40%	91,052	15.66	1,425,515	0.55%	24.13%
2003	1.40%	103,518	12.61	1,305,643	0.10%	52.03%
2002	1.40%	106,173	8.30	880,815	0.21%	-4.26%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	1.40%	12,703	22.89	290,747	0.07%	22.80%
2005	1.40%	10,245	18.64	190,954	0.00%	49.50%
2004	1.40%	61	12.47	761	0.00%	24.67%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	1.40%	9,314	30.77	286,547	0.07%	22.75%
2005	1.40%	10,495	25.06	263,030	0.33%	49.56%
2004	1.40%	11,866	16.76	198,849	0.37%	22.49%
2003	1.40%	11,728	13.71	160,775	0.34%	43.05%
2002	1.40%	9,129	9.58	87,485	0.98%	-4.19%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	1.40%	4,548	24.05	109,395	8.46%	9.26%
2005	1.40%	5,697	22.01	125,419	8.41%	10.68%
2004	1.40%	9,931	19.89	197,526	7.16%	8.52%
2003	1.40%	9,343	18.33	171,239	0.00%	26.08%
2002	1.40%	23,610	14.54	343,227	6.53%	7.69%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	1.40%	71,940	37.61	2,705,768	1.15%	36.12%
2005	1.40%	83,673	27.63	2,311,983	1.29%	15.42%
2004	1.40%	86,165	23.94	2,062,797	1.48%	34.49%
2003	1.40%	78,403	17.80	1,395,659	0.00%	35.59%
2002	1.40%	67,873	13.13	891,088	3.88%	-2.18%

2006 Reserves for annuity contracts in payout phase:				269,150

2006 Contract owners’ equity				$205,961,407

2005 Reserves for annuity contracts in payout phase:				347,007

2005 Contract owners’ equity				$212,855,897

2004 Reserves for annuity contracts in payout phase:				140,185

2004 Contract owners’ equity				$217,312,602

2003 Contract owners’ equity				$212,439,145

2002 Contract owners’ equity				$182,935,330

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

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